Employee benefits - Fair value of plan assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 196,682	$ 260,103
Quoted bonds	159,475	158,739
Cash	22,877	3,191
Other	328,678	307,995
Plan assets	707,712	730,028
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	196,682	260,103
Quoted bonds	159,475	158,739
Cash	22,811	3,123
Other	232,072	220,573
Plan assets	611,040	642,538
GERMANY
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	13,254	12,599
Plan assets	13,254	12,599
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	66	68
Other	83,352	74,823
Plan assets	$ 83,418	$ 74,891